Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2023
Property And Equipment
Summary of Property, Plant and Equipment

	Right-of-use asset	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at December 31, 2021	$53,143	$138,450	$2,102	$140,365	$9,685	$343,745
Additions	-	42,699	289,640	332,528	32,061	696,928
Disposals	-	-	-	(64,588)	-	(64,588)
Currency translation adjustment	(5,293)	(2,890)	(31,002)	(37,147)	(2,147)	(78,479)
Impact of hyperinflation	2,599	8,103	72,597	87,626	5,318	176,243
As at December 31, 2022	50,449	186,362	333,337	458,784	44,917	1,073,849
Additions	236,201	15,552	13,532	6,091	12,169	283,545
Disposals	-	-	-	-	-	-
Currency translation adjustment	(5,032)	(642)	(3,834)	(4,498)	(401)	(14,407)
Impact of hyperinflation	64,401	520	(26,202)	(81,486)	48,168	5,401
As at March 31, 2023	$346,019	$201,792	$316,833	$378,891	$104,853	$1,348,387

Accumulated depreciation
As at December 31, 2021	$35,758	$115,109	$1,922	$41,377	$2,445	$196,611
Depreciation	4,549	12,324	47,423	74,622	6,117	145,035
Impact of hyperinflation	(140)	(438)	(3,923)	(4,735)	(288)	(9,524)
As at December 31, 2022	40,167	126,995	45,422	111,264	8,274	332,122
Depreciation	10,141	10,793	66,625	78,882	7,398	173,839
As at March 31, 2023	$50,308	$137,788	$112,047	$190,146	$15,671	$505,960

Net Book Value
As at December 31, 2022	$10,282	$59,367	$287,915	$347,520	$36,643	$741,727
As at March 31, 2023	$295,711	$64,004	$204,786	$188,745	$89,182	$842,426